Statements Of Operations (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statements Of Operations [Abstract]
Revenues	$ 333,088,857	$ 207,833,200
Cost of Goods Sold
Cost of goods sold - non hedging	327,923,835	205,108,935
Realized & unrealized hedging (gains)	(6,325,414)	(2,036,833)
Cost of Goods Sold	321,598,421	203,072,102
Gross Margin	11,490,436	4,761,098
General and administrative expenses	4,357,402	4,540,205
Operating income (loss)	7,133,034	220,893
Other income and (expense):
Interest income	17,835	46,473
Other income	43,531	130,032
Interest expense	(9,901,706)	(9,348,760)
Total	(9,840,340)	(9,172,255)
Net (loss)	$ (2,707,306)	$ (8,951,362)
Weighted average units outstanding	13,139	13,139
Net (loss) per unit - basic and diluted	$ (206.05)	$ (681.28)